UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Jennifer L. Butler

The American Funds Tax-Exempt Series I

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Tax-Exempt Fund of Maryland®
Investment portfolio
October 31, 2015
unaudited
Bonds, notes & other debt instruments 96.15% Maryland 85.55% State issuers 49.05%	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 2040	$2,500	$2,509
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,045	2,151
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	3,110	3,366
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,030
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	940	976
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2035	1,000	1,066
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2039	2,605	2,752
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,065
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,428
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	763
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	270
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,241
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	950	1,028
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,142
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,064
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	3,065
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,024
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,022
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,304
Econ. Dev. Corp., Rev. Ref. Bonds (Constellation Energy Group, Inc. Project), Series 2006-B, 2.55% 2025 (put 2020)	1,835	1,842
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2033[1]	2,540	2,602
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021 (preref. 2018)	2,000	2,225
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,445
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023 (preref. 2019)	2,000	2,294
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,310
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,546
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2015-A, 5.00% 2028	1,650	1,984
The Tax-Exempt Fund of Maryland — Page 1 of 18

unaudited
Bonds, notes & other debt instruments Maryland (continued) State issuers (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), 5.00% 2040	$1,000	$1,105
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), 5.00% 2047	2,000	2,193
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2020	2,320	2,480
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2020 (preref. 2017)	390	419
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2028	615	646
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2028 (preref. 2017)	385	414
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	809
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,279
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	506
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	2,000	2,090
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	1,750	1,804
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2015, 5.00% 2045	1,350	1,476
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,077
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,385
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), 5.00% 2028	1,035	1,189
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,766
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	1,108
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 4.00% 2034	1,000	1,014
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2021	800	928
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2027	400	454
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2014, 5.00% 2039	2,000	2,186
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,500	1,611
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.125% 2030	1,750	1,950
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	1,034
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	1,500	1,550
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2015, 5.25% 2037	2,000	2,200
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue), Series 2012-A, 4.00% 2038	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2012-D, 0.959% 2038 (put 2017)[2]	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,026
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2038	1,000	1,106
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2042	5,000	5,464
The Tax-Exempt Fund of Maryland — Page 2 of 18

unaudited
Bonds, notes & other debt instruments Maryland (continued) State issuers (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	$1,000	$1,064
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,095
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,648
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2040	1,000	1,079
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2027	125	148
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2028	215	253
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2032	165	191
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	269
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	427
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	380
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	706
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	341
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	168
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	251
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), AMT, 5.00% 2020	2,165	2,488
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,128
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,707
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,098
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,315
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,300
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,646
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,319
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,132
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,092
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,674
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2014, AMT, Assured Guaranty Municipal insured, 3.00% 2024	500	509
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2014, AMT, Assured Guaranty Municipal insured, 3.50% 2028	1,500	1,515
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,215
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,708
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,462
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,137
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,134
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,094
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2015-A, 5.00% 2023	1,500	1,833
The Tax-Exempt Fund of Maryland — Page 3 of 18

unaudited
Bonds, notes & other debt instruments Maryland (continued) State issuers (continued)	Principal amount (000)	Value (000)
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	$1,750	$1,881
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,365
		151,597
City & county issuers 36.50%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	1,000	1,054
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2022	500	585
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2023	225	265
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,131
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,192
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,382
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	1,500	1,632
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033 (preref. 2016)	700	724
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020 (preref. 2016)	1,000	1,039
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,716
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,058
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,031
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,027
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	1,021
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,596
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,545
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,112
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2032	2,000	2,315
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2014-A, 5.00% 2044	1,500	1,678
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 2039	3,215	3,614
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,147
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.25% 2028	1,000	1,109
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,223
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,109
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,691
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,357
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,021
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,520
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,954
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	1,000	1,125
Howard County Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,517
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,380
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,686
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,673
The Tax-Exempt Fund of Maryland — Page 4 of 18

unaudited
Bonds, notes & other debt instruments Maryland (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	$2,000	$2,031
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	769
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,355
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	3,035	3,232
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	820	879
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	110	111
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,068
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,350
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,339
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,633
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,670
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2044	3,000	3,348
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	1,100	1,218
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,153
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,018
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,504
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	743
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,698
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,581
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,038
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	1,150	1,183
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,495	3,502
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), 0% 2037	5,413	545
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,557
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2029	1,875	2,071
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,636
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.125% 2040	2,250	2,349
		112,810
District of Columbia 1.47%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,282
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,270
		4,552
The Tax-Exempt Fund of Maryland — Page 5 of 18

unaudited
Bonds, notes & other debt instruments Guam 2.74%	Principal amount (000)	Value (000)
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	$1,250	$1,453
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	500	579
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	600	659
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	593
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,800
Power Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2039	250	284
Power Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2044	750	846
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	2,000	2,241
		8,455
Puerto Rico 6.24%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	1,065	1,048
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,500	1,026
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.738% 2029[2]	3,115	2,273
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	750	727
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	2,500	2,446
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	1,175	1,141
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	275	244
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	500	439
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	760
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,050	1,028
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,095	779
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	250	179
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,950	1,963
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,265
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	60
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	595
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	850	384
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	500	226
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	500	221
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	1,000	470
		19,274
Virgin Islands 0.15%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	415	462
Total bonds, notes & other debt instruments (cost: $286,536,000)		297,150
Short-term securities 2.24%
Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,800	2,814
Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,200	2,211
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2008-D, TD Bank LOC, 0.01% 2041[2]	1,200	1,200
The Tax-Exempt Fund of Maryland — Page 6 of 18

unaudited
Short-term securities	Principal amount (000)	Value (000)
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.01% 2026[2]	$300	$300
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.01% 2026[2]	405	405
Total short-term securities (cost: $6,927,000)		6,930
Total investment securities 98.39% (cost: $293,463,000)		304,080
Other assets less liabilities 1.61%		4,987
Net assets 100.00%		309,067
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,602,000, which represented .84% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,862
Gross unrealized depreciation on investment securities	(2,146)
Net unrealized appreciation on investment securities	10,716
Cost of investment securities	293,364

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
The Tax-Exempt Fund of Maryland — Page 7 of 18

The Tax-Exempt Fund of Virginia®
Investment portfolio
October 31, 2015
unaudited
Bonds, notes & other debt instruments 92.73% Virginia 79.16% State issuers 30.76%	Principal amount (000)	Value (000)
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$1,000	$1,192
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2015-A, 5.00% 2040	1,500	1,714
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,114
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2023	2,000	2,384
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,282
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	680	707
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016 (escrowed to maturity)	5	5
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	990	1,101
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020 (preref. 2018)	10	11
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,480	2,724
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2018)	20	22
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,117
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,279
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,635
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-A, 5.00% 2035[1]	500	514
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-A, 5.00% 2045[1]	500	505
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014, 5.00% 2044	2,385	2,703
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014-B, 5.00% 2024	2,000	2,458
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,059
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,443
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014, 5.00% 2025	4,710	5,799
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027	1,000	1,157
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023	1,545	1,861
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024	1,000	1,191
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	1,500	1,757
The Tax-Exempt Fund of Virginia — Page 8 of 18

unaudited
Bonds, notes & other debt instruments Virginia (continued) State issuers (continued)	Principal amount (000)	Value (000)
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,000	$2,379
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,217
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.00% 2022	1,000	1,171
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,014
Northern Virginia Transportation Auth., Transportation Special Tax Rev Bonds, Series 2014, 5.00% 2028	1,500	1,786
Port Auth., Port Facs. Rev. Ref. Bonds, AMT, 5.00% 2039	1,000	1,127
Port Auth., Port Facs. Rev. Ref. Bonds, AMT, 5.00% 2040	2,000	2,251
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,031
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,315
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,109
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,277
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,251
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 2027	2,000	2,389
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 2026	1,140	1,397
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,183
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,122
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,082
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,082
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,146
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	893
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,141
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,277
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022	1,000	1,179
Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, 5.00% 2025	1,115	1,368
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027 (preref. 2019)	1,000	1,154
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	2,817
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,699
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,680
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,017
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,728
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,728
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), 5.00% 2025	1,555	1,951
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	940	985
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017 (preref. 2016)	545	570
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017 (preref. 2016)	315	330
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017 (preref. 2016)	305	319
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028 (preref. 2018)	555	624
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	625	692
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	310	348
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	65	73
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,104
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	250	287
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2019)	780	900
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,365	1,623
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	85	102
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027	1,000	1,206
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020 (preref. 2018)	60	67
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	145	163
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,323
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028 (preref. 2018)	925	1,038
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023 (preref. 2018)	650	731
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020 (preref. 2018)	245	275
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038 (preref. 2018)	215	242
The Tax-Exempt Fund of Virginia — Page 9 of 18

unaudited
Bonds, notes & other debt instruments Virginia (continued) State issuers (continued)	Principal amount (000)	Value (000)
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	$90	$100
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	1,375	1,528
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	785	865
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	550	614
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,158
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	6,000	6,548
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	4,755	3,609
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,287
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,176
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,172
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, 5.00% 2026	4,500	5,590
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, 5.00% 2027	2,485	3,061
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,070
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A, Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,115
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026	1,000	1,154
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,350
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,348
		145,442
City & county issuers 48.40%
Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project), Series 2011, 5.00% 2022	2,955	3,465
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	1,013
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	1,000	1,079
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2050	2,000	2,151
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,583
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,111
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,755
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,828
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	442
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,986
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,250	2,305
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	694
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	719
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	1,048
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	1,525	1,605
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,160
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,079
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	2,500	2,738
The Tax-Exempt Fund of Virginia — Page 10 of 18

unaudited
Bonds, notes & other debt instruments Virginia (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024 (preref. 2016)	$3,795	$3,892
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	2,000	2,079
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,000	2,029
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	2,500	2,528
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024	1,500	1,712
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036	1,250	1,397
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037	1,000	1,119
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,120
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	2,000	2,218
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2014-A, 5.00% 2044	2,000	2,237
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,131
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	5,500	6,193
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,686
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,725
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,094
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,858
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,469
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,130
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,148
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,929
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,065
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,183
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2014, 5.00% 2031	500	555
Industrial Dev. Auth. of Halifax County, Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.15% 2041 (put 2020)	2,000	2,049
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,800
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	598
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,469
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,103
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	1,260	1,367
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033 (preref. 2018)	740	816
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 4.00% 2022	1,145	1,171
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,021
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	650	693
The Tax-Exempt Fund of Virginia — Page 11 of 18

unaudited
Bonds, notes & other debt instruments Virginia (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	$1,170	$1,198
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,104
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	564
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	563
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,871
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), 4.00% 2035	1,000	1,001
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,137
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	968
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,218
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,016
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,129
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,162
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,211
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	241	242
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,073
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 2012, 4.25% 2026	1,000	999
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	527
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	1,000	1,138
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,166
Industrial Dev. Auth. of the Town of Louisa, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2014-C, 0.70% 2035 (put 2016)	500	501
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	509
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,085
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,286
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,256
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,907
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2029	1,155	1,242
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,412
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,106	1,069
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	1,900	963
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	2,000	2,199
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024 (preref. 2016)	1,085	1,119
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[1]	3,500	3,616
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 2044	2,000	2,336
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,382
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2036	1,865	2,084
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,657
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,055
The Tax-Exempt Fund of Virginia — Page 12 of 18

unaudited
Bonds, notes & other debt instruments Virginia (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	$2,000	$2,106
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,058
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,179
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	982
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	900	1,032
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	1,089
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,714
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,553
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2032	2,250	2,636
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2031	2,000	2,352
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2030	1,750	2,068
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,121
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	522
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,114
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,987
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,174
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	2,520	3,043
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	1,000	1,156
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,205
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2023	1,460	1,638
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2032	1,500	1,683
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2020	985	1,132
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	18
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2038	985	1,075
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	18
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	8,290
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, 5.00% 2026	3,000	3,679
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,015
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	1,390	1,453
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,076
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,044
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,285
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	2,103	2,115
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2022	1,215	1,268
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2023	1,275	1,331
The Tax-Exempt Fund of Virginia — Page 13 of 18

unaudited
Bonds, notes & other debt instruments Virginia (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), 5.00% 2044	$2,000	$2,211
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), 5.00% 2035	1,000	1,119
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2009-E, 5.625% 2044	1,300	1,493
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,170	1,223
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044	2,000	2,203
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	2,000	2,047
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	1,000	1,010
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,000
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 1.875% 2033 (put 2019)	3,000	3,060
		228,887
District of Columbia 6.00%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[2]	2,000	2,146
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,425
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,340
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,282
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,135
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,078
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	2,008
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	2,042
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,038
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,050
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,131
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,403
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,107
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2027	1,000	1,169
		28,354
Guam 2.80%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,750	2,034
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	1,500	1,738
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,600	1,757
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	593
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,800
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	5	6
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,162
Power Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2039	250	284
The Tax-Exempt Fund of Virginia — Page 14 of 18

unaudited
Bonds, notes & other debt instruments Guam (continued)	Principal amount (000)	Value (000)
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	$1,000	$1,092
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	2,500	2,801
		13,267
Puerto Rico 4.44%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	1,968
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	1,000	750
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	741
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2033	500	343
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.738% 2029[3]	2,330	1,700
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	1,000	969
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	1,750	1,712
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,175	2,112
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	275	244
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	750	659
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	760
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,225	1,199
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	250	229
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,100	783
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	357
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,700	2,719
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,842
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	650	294
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	750	341
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	1,100	497
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	750	332
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	1,000	470
		21,021
Virgin Islands 0.33%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	415	462
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,095
		1,557
Total bonds, notes & other debt instruments (cost: $418,993,000)		438,528
The Tax-Exempt Fund of Virginia — Page 15 of 18

unaudited
Short-term securities 5.98%	Principal amount (000)	Value (000)
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.08% 2026[3]	$1,680	$1,680
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.01% 2026[3]	7,585	7,585
Virginia College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.01% 2036[3]	12,055	12,055
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 0.06% 2038[3]	5,000	5,000
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A, Bank of America LOC, 0.01% 2035[3]	1,560	1,560
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-D, 0.01% 2016[3]	400	400
Total short-term securities (cost: $28,280,000)		28,280
Total investment securities 98.71% (cost: $447,273,000)		466,808
Other assets less liabilities 1.29%		6,082
Net assets 100.00%		$472,890
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,635,000, which represented .98% of the net assets of the fund.
[2]	Step bond; coupon rate will increase at a later date.
[3]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,080
Gross unrealized depreciation on investment securities	(3,959)
Net unrealized appreciation on investment securities	20,121
Cost of investment securities	446,687

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
The Tax-Exempt Fund of Virginia — Page 16 of 18

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of the funds’ assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the trust’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The trust’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The trust’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2015, all of the investment securities held by each fund were classified as Level 2.
The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia — Page 17 of 18

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-970-1215O-S49128	The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By __/s/ Brenda S. Ellerin__________________
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Brenda S. Ellerin__________________
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 29, 2015

By __/s/ Brian D. Bullard__________________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: December 29, 2015